AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 11, 1998
                                                      REGISTRATION NO. _________
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X

                           PRE-EFFECTIVE AMENDMENT NO.
                          POST EFFECTIVE AMENDMENT NO.
                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
                                  AMENDMENT NO.
                            ------------------------
                               THE WHITE ELK FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           C/O WILLIAM D. WITTER, INC.
                               ONE CITICORP CENTER
                              153 EAST 53RD STREET
                            NEW YORK, NEW YORK 10022
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 753-7878

                                                             COPY TO:
              MS. MELANIE MARSHAK                     JAMES W. GIDDENS, ESQ.
       WHITE ELK ASSET MANAGEMENT, INC.             HUGHES HUBBARD & REED LLP
              ONE CITICORP CENTER                     ONE BATTERY PARK PLAZA
             153 EAST 53RD STREET                 NEW YORK, NEW YORK 10004-1482
           NEW YORK, NEW YORK 10022
    (NAME AND ADDRESS OF AGENT FOR SERVICE)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE HEREOF.

          IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME   EFFECTIVE  (CHECK
APPROPRIATE BOX):

          ___     IMMEDIATELY UPON FILING PURSUANT TO RULE 485(B), OR
          ___     ON                  PURSUANT TO RULE 485(B), OR
          ___     60 DAYS AFTER FILING, PURSUANT TO RULE 485(A), OR
          ___     ON                  PURSUANT TO RULE 485(A)

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================
TITLE                        PROPOSED         PROPOSED
OF                           MAXIMUM          MAXIMUM
SECURITIES    AMOUNT         OFFERING         AGGREGATE         AMOUNT OF
BEING         BEING          PRICE            OFFERING          REGISTRATION
REGISTERED    REGISTERED     PER SHARE        PRICE             FEE
----------    ----------     --------------   --------------    ------------
Shares of
Beneficial
Interest,
par value
$.001 per
Share         Indefinite*    Not Applicable   Not Applicable    Not Applicable
================================================================================

      AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF THE REGISTRANT IS BEING REGISTERED BY THIS REGISTRATION STATEMENT PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.
      REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.
================================================================================

                               THE WHITE ELK FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following documents:

               o    Facing Sheet

               o    Contents of Registration Statement

               o    Cross Reference Sheets

               o    Part A - Combined Prospectus

               o    Part B - Combined Statement of Additional Information

               o    Part C - Other Information

               o    Signature Page

                               THE WHITE ELK FUNDS

                             CROSS REFERENCE SHEETS

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                  (Combined Prospectus for The White Elk Funds)
                         White Elk Large Cap Growth Fund
                          White Elk Mid Cap Growth Fund
                         White Elk Small Cap Growth Fund
                         White Elk Large Cap Value Fund
                          White Elk Mid Cap Value Fund
                         White Elk Small Cap Value Fund
                        White Elk Leveraged All Cap Fund
                          White Elk Global Equity Fund
                          White Elk Long-Term Bond Fund
                         White Elk Medium-Term Bond Fund
                           White Elk Money Market Fund



N-1A                                                Location in the Registration
Item No.        Item                                Statement by Heading
--------        ----                                ----------------------------
1.              Cover Page........................  Front Cover Page


2.              Synopsis........................    Not Applicable

3.              Condensed Financial Information..   Not Applicable

4.              General Description of Registrant   Front Cover Page; The White
                                                    Elk Funds; Investment
                                                    Objectives and Policies;
                                                    Management of the Trust

5.              Management of the Trust..........   Management of the Trust

5A.             Management's Discussion of Trust
                Performance......................   Not Applicable

6.              Capital Stock and Other             Management of the Trust;
                Securities.......................   Dividends and Distributions;
                                                    Taxes; Investor and
                                                    Shareholder Information

7.              Purchase of Securities Being        Management of the Trust;
                Offered..........................   Net Asset Value; Purchases
                                                    and Redemptions;

8.              Redemption or Repurchase.........   Purchases and Redemptions

9.              Pending Legal Proceedings........   Not Applicable


                         Part B: Information Required in
                       Statement of Additional Information
     (Combined Statement of Additional Information for The White Elk Funds)
                         White Elk Large Cap Growth Fund
                          White Elk Mid Cap Growth Fund
                         White Elk Small Cap Growth Fund
                         White Elk Large Cap Value Fund
                          White Elk Mid Cap Value Fund
                         White Elk Small Cap Value Fund
                        White Elk Leveraged All Cap Fund
                          White Elk Global Equity Fund
                          White Elk Long-Term Bond Fund
                         White Elk Medium-Term Bond Fund
                           White Elk Money Market Fund


N-1A                                                Location in the Registration
Item No.        Item                                Statement by Heading
--------        ----                                ----------------------------
10.             Cover Page........................  Front Cover Page

11.             Table of Contents.................  Table of Contents

12.             General Information and History...  Organization

13.             Investment Objectives.............  Investment Objectives and
                                                    Policies; Appendix --
                                                    Description of Ratings

14.             Management of the Registrant......  Management

15.             Control Persons and Principal
                Holders of Securities.............  Management of the Trust

16.             Investment Advisory and Other       Management; Purchases and
                Services..........................  Redemptions; Management of
                                                    the Trust

17.             Brokerage Allocation..............  Investment Objectives and
                                                    Policies; Management of the
                                                    Trust

18.             Capital Stock and Other             Dividends and Distributions;
                Securities........................  Management of the Trust

19.             Purchase, Redemption and Pricing    Net Asset Value; Purchases
                of Securities Being Offered.......  and Redemptions

20.             Tax Status........................  Taxes

21.             Underwriters......................  Purchases and Redemptions



N-1A                                                Location in the Registration
Item No.        Item                                Statement by Heading
--------        ----                                ----------------------------
22.             Calculation of Performance Data...  Determination of
                                                    Performance; Performance

23.             Financial Statements..............  Not Applicable


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     PART A

                               COMBINED PROSPECTUS
                               The White Elk Funds
                            -------------------------
                                   STOCK FUNDS
                                   -----------
                         White Elk Large Cap Growth Fund
                          White Elk Mid Cap Growth Fund
                         White Elk Small Cap Growth Fund
                         White Elk Large Cap Value Fund
                          White Elk Mid Cap Value Fund
                         White Elk Small Cap Value Fund
                        White Elk Leveraged All Cap Fund
                          White Elk Global Equity Fund

                                   BOND FUNDS
                                   ----------
                          White Elk Long-Term Bond Fund
                         White Elk Medium-Term Bond Fund

                                MONEY MARKET FUND
                                -----------------
                           White Elk Money Market Fund

                SUBJECT TO COMPLETION -- Dated February 11, 1998

          INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SHARES OF THESE FUNDS MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATES IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE. TO OBTAIN A CURRENTLY EFFECTIVE PROSPECTUS FOR THE EXISTING FUNDS OF THE WHITE ELK FUNDS PLEASE CONTACT WHITE ELK ASSET MANAGEMENT, INC.

                                   PROSPECTUS
                                   ----------
                                       |   c/o White Elk Asset Management, Inc.
                                  THE  |   One Citicorp Center
                            WHITE ELK  |   153 East 53rd Street
                                FUNDS  |   New York, New York 10022
                                       |   (212) 753-7878



          The White Elk Funds (the "Trust") is a registered investment company -- a mutual fund -- that presently offers interests in eleven funds (the "Funds"). Each Fund has distinct investment objectives and policies and a shareholder's interest is limited to the Fund in which he or she owns shares. The eleven Funds are:

               o    White Elk Large Cap Growth Fund
               o    White Elk Mid Cap Growth Fund
               o    White Elk Small Cap Growth Fund
               o    White Elk Large Cap Value Fund
               o    White Elk Mid Cap Value Fund
               o    White Elk Small Cap Value Fund
               o    White Elk Leveraged All Cap Fund
               o    White Elk Global Equity Fund
               o    White Elk Long-Term Bond Fund
               o    White Elk Medium-Term Bond Fund
               o    White Elk Money Market Fund

          Shares of the Funds are offered as a pooled funding vehicle for insurance companies writing all types of Variable Annuity contracts ("VA contracts") and Variable Life Insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The White Elk Funds."

          SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

          AN INVESTMENT IN THE WHITE ELK MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

          This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A Statement of Additional Information dated February 11, 1998, as may be revised, containing further information about the Trust and each Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Trust at the address or phone number above. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 755-7045.

          The internet address for The White Elk Funds is ___________________.

WHITE ELK ASSET  |
    MANAGEMENT,  |   Investment Manager
           INC.  |


--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION,
          NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                      SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

There can be no assurance that the investment objective of any Fund will be achieved.

                               ___________, 1998

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PROSPECTUS SUMMARY......................................................       1
         INVESTMENT OBJECTIVES AND POLICIES.............................       1
         INVESTMENT MANAGER.............................................       2
         MANAGEMENT FEE.................................................       6
         PURCHASES AND REDEMPTIONS OF SHARES............................       6
         STATUS OF THE FUNDS............................................       7
         SPECIAL CONSIDERATIONS.........................................       7

THE WHITE ELK FUNDS.....................................................       8

PARTICIPATING INSURANCE COMPANIES AND PLANS.............................       8

INVESTMENT OBJECTIVES AND POLICIES......................................       8
         WHITE ELK LARGE CAP GROWTH FUND................................      10
         WHITE ELK MID CAP GROWTH FUND..................................      11
         WHITE ELK SMALL CAP GROWTH FUND................................      11
         WHITE ELK LARGE CAP VALUE FUND.................................      12
         WHITE ELK MID CAP VALUE FUND...................................      12
         WHITE ELK SMALL CAP VALUE FUND.................................      13
         WHITE ELK LEVERAGED ALL CAP FUND...............................      13
         WHITE ELK GLOBAL EQUITY FUND...................................      14

   BOND FUNDS...........................................................      14
         WHITE ELK LONG-TERM BOND FUND..................................      14

WHITE ELK MEDIUM-TERM BOND FUND.........................................      15

   MONEY MARKET FUND....................................................      15
         WHITE ELK MONEY MARKET FUND....................................      15

RISKS OF CERTAIN TYPES OF INVESTMENTS...................................      16
         MARKET RISKS...................................................      16
         ILLIQUID AND RESTRICTED SECURITIES.............................      16
         LENDING OF FUND SECURITIES.....................................      16
         REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS........      17
         ASSET-BACKED SECURITIES AND MORTGAGE RELATED SECURITIES........      17
         HIGH YIELD BONDS...............................................      19
         FOREIGN SECURITIES.............................................      19

                               TABLE OF CONTENTS
                                  (Continued)
                                                                            PAGE
                                                                            ----

         DERIVATIVE INSTRUMENTS.........................................      20
         STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES.........      20
         LEVERAGE THROUGH BORROWING.....................................      20
         FUND TURNOVER..................................................      20
         MONEY MARKET FUND INVESTMENTS..................................      21

MANAGEMENT OF THE TRUST.................................................      23
         ORGANIZATION...................................................      23
         VOTING RIGHTS..................................................      23
         FEES...........................................................      24
         BOARD OF TRUSTEES..............................................      24
         MANAGEMENT PERSONNEL...........................................      24
         EXPENSES.......................................................      25
         CUSTODIAN......................................................      26
         TRANSFER AGENT.................................................      26
         ADMINISTRATOR..................................................      26

NET ASSET VALUE.........................................................      27

PURCHASES AND REDEMPTIONS...............................................      29

DIVIDENDS AND DISTRIBUTIONS.............................................      30

TAXES...................................................................      30

PERFORMANCE.............................................................      31

INVESTOR AND SHAREHOLDER INFORMATION....................................      32

APPENDIX -- DESCRIPTION OF RATINGS......................................      33
            MOODY'S INVESTORS SERVICE...................................      33
                    BOND RATINGS........................................      33
                    SHORT-TERM DEBT RATINGS.............................      34
            STANDARD & POOR'S RATING GROUP..............................      34
                    BOND RATINGS........................................      34
                    COMMERCIAL PAPER RATINGS............................      34
            FITCH INVESTORS SERVICES, INC...............................      35
                    BOND RATINGS........................................      35
                    SHORT-TERM DEBT RATINGS.............................      36
            DUFF & PHELPS CREDIT RATING CO..............................      36
                    BOND RATINGS........................................      36
                    SHORT-TERM DEBT RATINGS.............................      36

                               PROSPECTUS SUMMARY

           The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and in the Statement of Additional Information.

           The White Elk Funds (the "Trust") is an open-end, diversified management investment company organized as a Massachusetts business trust that currently offers investors a selection of eleven investment funds (the "Funds"). The Trust is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered by the separate accounts of life insurance companies ("Participating Insurance Companies"). Shares of the Trust are also offered directly to qualified pension and retirement plans (the "Plans"). See "The White Elk Funds" and "Organization."

INVESTMENT OBJECTIVES AND POLICIES

           Each Fund has distinct investment objectives and policies. No assurance can be made that any Fund's objectives will be achieved. Further information regarding the investment practices of the Funds is set forth under the caption "Investment Objectives and Policies" in this Prospectus and in the Statement of Additional Information. The investment objective of each Fund is fundamental and may not be changed without shareholder approval:

                                   STOCK FUNDS
                                   -----------

           o WHITE ELK LARGE CAP GROWTH FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of large capitalization companies using the growth investing style.

           o WHITE ELK MID CAP GROWTH FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of mid capitalization companies using the growth investing style.

           o WHITE ELK SMALL CAP GROWTH FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of small capitalization companies using the growth investing style.

           o WHITE ELK LARGE CAP VALUE FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of large capitalization companies using the value investing style.

           o WHITE ELK MID CAP VALUE FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of mid capitalization companies using the value investing style.

           o WHITE ELK SMALL CAP VALUE FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing in equity securities of small capitalization companies using the value investing style.

           o WHITE ELK LEVERAGED ALL CAP FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by using a variety of investment techniques and strategies.

           o WHITE ELK GLOBAL EQUITY FUND. The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of foreign and U.S. companies.

                                   BOND FUNDS
                                   ----------

           o WHITE ELK LONG-TERM BOND FUND. The investment objective of the Fund is total return. It seeks to achieve this objective by investing primarily in debt instruments and other interest bearing securities that have an average duration of over ten years.

           o WHITE ELK MEDIUM-TERM BOND FUND. The investment objective of the Fund is total return. It seeks to achieve this objective by investing primarily in debt instruments and other interest bearing securities that have an average duration of under ten years.

                                MONEY MARKET FUND
                                -----------------

           o WHITE ELK MONEY MARKET FUND. The investment objectives of the Fund are to seek current income, preservation of capital and liquidity. It seeks to achieve these objectives by investing in a diversified portfolio of short-term money market securities. An investor's interest in the White Elk Money Market Fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT MANAGER

           White Elk Asset Management, Inc. (the "Investment Manager") is the Trust's investment manager and is responsible for the overall administration of the Trust, subject to the supervision of the Board of Trustees. The Investment Manager is responsible for investment decisions for the Funds and places orders to purchase and sell securities on behalf of the Funds except to the extent that such decisions are delegated to sub-portfolio managers pursuant to agreements entered into with sub-portfolio managers and approved in accordance with the Investment Company Act of 1940, as amended (the "1940 Act") (the "Sub-Portfolio Managers"). The Investment Manager is a newly registered investment manager organized for the purpose of managing the Funds that expects to operate primarily by retaining and supervising Sub-Portfolio Managers.

           The Investment Manager has entered into a contract with William D. Witter, Inc. ("Witter"), subject to the requirements of the 1940 Act, whereby Witter will manage the White Elk Mid Cap Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Long-Term Bond Fund, Medium-Term Bond Fund and the Money Market Fund. Witter, a registered investment advisor since 1977, currently manages over $900 million in equity, bond, and balanced portfolios for individuals and institutions. A staff of 9 professionals service some 110 client relationships. The principals and managing directors are experienced portfolio managers.

           William D. Witter, a Trustee, Chairman and President of The White Elk Funds, is the Founder, President and Chief Executive of Witter, which acts as an investment advisor to institutional and individual clients. Mr. Witter started his investment career in 1956 with Dean Witter & Co., where he became a partner and member of the Executive committee. In 1966, he formed his own New York Stock Exchange firm specializing in institutional research and asset management before he founded Witter. Mr. Witter was an original founder of National Semiconductor.

           Mr. Witter is a graduate of Yale University and holds an MBA from Stanford University Graduate School of Business. He is a member of the New York Society of Security Analysts. He also serves as a Trustee of the Dean Witter Foundation, San Francisco. Member of the Senate Commission on Corporate Governance, Shareholder Rights and Securities Transactions (California Legislature). He served as a Lieutenant in the Air Force 1953 - 1955, and three terms on the Advisory Committee to the Stanford Graduate School of Business.

           A. J. Mayer is a managing director of Witter. Mr. Mayer will take primary responsibility for managing the Bond Funds and the Money Market Fund. Mr. Mayer was a managing director in charge of portfolio management, client servicing and marketing for the corporate asset management group at Mitchell Hutchins Investors Inc. He focused on fixed income management for corporate assets, hospitals, insurance companies and high net worth individuals. Mr.
Mayer's prior experience includes 15 years in fixed income and banking. Mr. Mayer received a B.A. in economics from St. John's University.

           Paul B. Phillips is a managing director of Witter. Mr. Phillips will take primary responsibility for the Medium Cap Growth Fund and the Medium Cap Value Fund. He was a senior portfolio manager at Bankers Trust Company from 1986 to 1995 and was responsible for individual and private foundation portfolios. Accounts included the U.S. assets of international clients and a number of trusts. Prior to 1985, Mr. Phillips actively managed the equities of pension trusts, profit sharing plans and other institutional accounts. Mr. Phillips earned his B. A. from Williams College and attended New York University Graduate School of Business. Mr. Phillips is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

           In stock selection, Witter emphasizes earnings growth. Witter focuses on stocks with Price to Earnings ratios lower than the growth rate of earnings. Ideally, a company should have a Price to Earnings ratio of one-half its growth rate.

           In bond management, Witter's key decisions will be the direction of interest rates and the appropriate structure of maturities. Bond Funds, will be, in addition, tailored to the income needs or particular requirements of Participating Insurance Companies. Witter will (i) not adopt exaggerated maturity schedules, either long or short, to avoid large risks; (ii) be quality-oriented to avoid credit risk; (iii) favor certainty of the return from current coupons; and (iv) use marketable bonds to facilitate change when appropriate.

           Witter, the Sub-Portfolio Manager of the White Elk Small Cap Growth Fund, has, for more than ten years, managed private accounts (not registered mutual funds) that have invested in substantially the same style as is intended for the Small Cap Growth Fund; that is, they invested at least 65% of their total assets in equity securities of issuers that, at the time of purchase, have "total market capitalization" within the range of issuers included in the Russell 2000 Index and were managed in the growth style. The same growth investing style is intended for the White Elk Small Cap Growth Fund. The following chart shows the performance of Mr. Witter's Equity Oriented Tax Exempt Accounts (the "Composite") after payment of management fees, with income reinvested, and compares the results with the S&P 500 Index, which is a benchmark for large capitalization stocks, and the Russell 2000 Index, which is a benchmark for small capitalization stocks, in each case assuming reinvestment of dividends in the index. The accounts included in the Composite were of non-taxable accounts and, therefore, were managed without regard to the tax consequences of the investments. These performance numbers have not been verified by an independent accounting firm. The past performance reflected in the chart is not a prediction of future performance.

--------------------------------------------------------------------------------
                             WILLIAM D. WITTER, INC.
                      EQUITY ORIENTED TAX-EXEMPT COMPOSITE
                     HISTORICAL PERFORMANCE - ANNUAL RETURNS
                         DOLLAR WEIGHTED - TOTAL RETURN
                                   NET OF FEES
--------------------------------------------------------------------------------


----------      ----------      ----------      --------------

  YEAR            WDW           S&P 500          RUSSELL 2000
----------      ----------      ----------      --------------

  1989            26.58%           31.79%            16.20%

--------------------------------------------------------------
  1990           -18.00%           -3.11%           -19.50%
--------------------------------------------------------------
  1991            45.87%           30.46%            46.10%
--------------------------------------------------------------
  1992            17.30%            7.62%            18.40%
--------------------------------------------------------------
  1993            19.31%           10.07%            18.90%
--------------------------------------------------------------
  1994             3.51%            1.32%            -1.82%
--------------------------------------------------------------
  1995            31.87%           37.57%            28.44%
--------------------------------------------------------------
  1996            15.24%           22.96%            16.49%
--------------------------------------------------------------
  1997            38.64%           33.37%            22.36%



                ----------      ----------      --------------

                  WDW           S&P 500          RUSSELL 2000
                ----------      ----------      --------------

9 YRS ENDING
12/31/97          18.54%          18.22%            14.78%
---------------------------------------------------------------
5 YRS ENDING
12/31/97          21.08%          20.27%            16.41%
---------------------------------------------------------------
3 YRS ENDING
12/31/97          28.20%          31.15%            22.34%
---------------------------------------------------------------


      -------------------------------------------------------------------
                THE ABOVE REFERENCED PERFORMANCE NUMBERS HAVE NOT
              BEEN VERIFIED BY AN INDEPENDENT ACCOUNTING FIRM. PAST
                 PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.
      -------------------------------------------------------------------

MANAGEMENT FEE

           For its services, White Elk Asset Management, Inc. (the "Investment Manager") receives a fee, accrued daily by each Fund and payable to the Investment Manager on the first business day of the succeeding month, at the following annual percentages of average daily net assets: White Elk Large Cap Growth Fund--1%; White Elk Mid Cap Growth Fund--1%; White Elk Small Cap Growth Fund--1%; White Elk Large Cap Value Fund--1%; White Elk Mid Cap Value Fund--1%; White Elk Small Cap Value Fund--1%; White Elk Leveraged All Cap Fund--1%; White Elk Global Equity Fund--1%; White Elk Long-Term Bond Fund--.50%; White Elk Medium-Term Bond Fund--.50%; White Elk Money Market Fund--.25%.

           William D. Witter, Inc. is retained as Sub-Portfolio Manager and receives a fee, accrued daily by each Fund and payable to the Sub-Portfolio Manager on the first business day of the succeeding month, at the following annual percentages of average daily net assets: White Elk Mid Cap Growth Fund--.50%; White Elk Small Cap Growth Fund--.50%; White Elk Mid Cap Value
Fund--.50%; White Elk Small Cap Value Fund--.50%; White Elk Long-Term Bond Fund--.25%; White Elk Medium-Term Bond Fund--.25%; White Elk Money Market Fund--.125%.

           The Trust will pay investment management fees directly to the Investment Manager.

           The estimated operating expenses of the Trust, before the Investment Manager's voluntary reimbursement, are estimated at .31% of net assets when the net assets of the Trust are $550 million. The Investment Manager has voluntarily agreed to pay or reimburse the Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Leveraged All Cap Fund and the Global Equity Fund for all expenses in excess of 1.50% of the net assets of the Fund annually. The Investment Manager has voluntarily agreed to pay or reimburse the Bond Funds for all expenses in excess of .75% of the net assets of the Fund annually. The Investment Manager has voluntarily agreed to pay or reimburse the Money Market Fund for all expenses in excess of .50% of the net assets of the Fund annually. These are voluntary agreements made by the Investment Manager and may be discontinued by the Investment Manager at any time.

           From time to time the Investment Manager may compensate insurance companies or their affiliates whose customers hold shares of the Funds for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset values of shares held by those customers, will be paid from the Investment Manager's own resources and not from the assets of the Fund.

PURCHASES AND REDEMPTIONS OF SHARES

           Contract or policy holders or Plan participants may not deal directly with the Trust regarding the purchase or redemption of a Fund's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Fund shares. Plan participants cannot contact the Trust directly to purchase shares of the Funds but may invest in shares of the Funds only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Trust.

           Orders received by the Trust or the Trust's transfer agent are effected on days on which the New York Stock Exchange (the "NYSE") and State Street Bank and Trust Company ("State Street") are open. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Fund are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Trust. Payment for redemptions will be made by the Trust's transfer agent on behalf of the Trust and the relevant Funds within seven days after the request is received. The Trust does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

           Under unusual circumstances, shares of a Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Fund. See "Statement of Additional Information".


STATUS OF THE FUNDS

           The Trust may establish additional Funds at any time. The Trust will treat each of its current Funds and any additional Funds as separate investment companies for federal income tax purposes. The calculation of the Funds' net asset values and the determination of the tax consequences of investing in the Funds will be determined on a Fund-by-Fund basis. See "Net Asset Value," "Dividends and Distributions" and "Taxes."


SPECIAL CONSIDERATIONS

           One or more of the Funds may employ investment techniques that involve certain risks, including entering into repurchase agreements and reverse repurchase agreements, lending Fund securities, engaging in "short sales against the box", investing in instruments issued by foreign banks, entering into firm commitment agreements and investing in derivatives, warrants, options and restricted securities. See "The White Elk Funds", "Investment Objectives and Policies" and "Certain Securities and Investment Techniques."


                              THE WHITE ELK FUNDS

           The Trust is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of one or more of the Funds of the Trust. The Trust may also be a funding vehicle for qualified pension and retirement plans that elect to make the Trust an investment option for Plan participants.

           The Trust is a diversified, open-end management investment company that offers a selection of eleven Funds, each having distinct investment objectives and policies. The Trust's Board of Trustees may establish additional Funds at any time.


                  PARTICIPATING INSURANCE COMPANIES AND PLANS

           The Trust is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the Participating Insurance Companies and Plans. Individuals cannot invest in a Fund directly but may do so only through a VA contract or VLI policy or a Plan. The Trust currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Trust may offer its shares to Plans. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Fund, which may cause the Fund to sell Fund securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Trust assumes no responsibility for such prospectuses or plan documents.

                       INVESTMENT OBJECTIVES AND POLICIES

           The Stock Funds (Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Leveraged All Cap Fund and Global Equity Fund) seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. Except for the White Elk Global Equity Fund, the Stock Funds will invest primarily in the equity securities of companies whose securities are traded on domestic stock exchanges or on the NASDAQ National Market. The Stock Funds (other than the White Elk Global Equity Fund) may invest up to 20% of their total assets in securities of foreign issuers that are not traded on domestic stock exchanges or on the NASDAQ national market. The White Elk Global Equity Fund may invest up to 100% of its assets in securities of foreign issuers. See "Risks of Certain Types of Investments".

           The White Elk Funds include eight funds that invest primarily in equity securities (common and preferred stocks and securities convertible into common stock). Three of these funds use the growth investing style, three of them use the value investing style, one uses a more aggressive leveraged investing style, and one is a global fund that provides significant international as well as domestic exposure.

           Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Value funds generally emphasize companies that, considering their assets and earnings history, are attractively priced; these companies often pay regular dividend income to shareholders. Value and growth stocks have, in the past, produced similar long-term returns, though each has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price or who prefer a higher portion of the fund's returns as capital gains, which may be taxed at lower rates than dividend income, while value funds are appropriate for investors who want some dividend income and the potential for capital gains but are less tolerant of share-price fluctuations, while.

      THE STOCK FUNDS ARE SUBJECT, IN VARYING DEGREES, TO OBJECTIVE RISK, WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF OUTPERFORMANCE AND UNDERPERFORMANCE IN COMPARISON TO THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

                                   BOND FUNDS
                                   ----------

           Bond funds generally are more stable than equity funds, although they can and do fluctuate in value. In most interest rate environments, long-term bonds and other long-term interest bearing securities pay higher rates of interest than shorter term securities. However, the prices of longer term securities also are more volatile than the prices of shorter term securities. Bond funds generally provide a higher level of current income than stock funds but generally have less possibility of capital appreciation.

                                MONEY MARKET FUND
                                -----------------

           A Money Market Fund is intended for temporary investments and for times when shareholders wish to take a defensive posture. A Money Market Fund has earnings based on current short-term market interest rates. It has no opportunity for capital appreciation.

                                 CHOOSING A FUND
                                 ---------------

           The following descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds. There can be no assurance that any objective will be met. Historically, investing in smaller, newer issuers has involved greater risk and volatility than investing in larger, more established issuers. In addition, the equity securities of different issuer size ranges have performed best (or worst) in different time periods. Several Funds of The White Elk Funds have different issuer size ranges in which they primarily invest, based on market capitalization at the time of purchase. Investors should consider these factors in deciding which Fund may be most appropriate for them.

                     INVESTMENT OBJECTIVES AND RESTRICTIONS
                     --------------------------------------

           The investment objectives of the Funds and the investment restrictions summarized in the next paragraphs are fundamental which means that they may not be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Trust's Board of Trustees may change them without shareholder approval. Each Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information. There is no guarantee that any Fund's objectives will be achieved. In addition, each of the Funds may make use of certain types of investments and investing techniques that are described under the caption
"Investment Objectives and Policies". For a discussion of certain risks associated with investment in the Funds, see "Risks of Certain Types of Investments".

           As a matter of fundamental policy, each of the Funds will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");
(2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for White Elk Leveraged All Cap Fund) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market (securities eligible for resale under Rule 144A shall not be subject to this limitation);
(4) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that (i) it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and (ii) White Elk Leveraged All Cap Fund may borrow for investment purposes; (6) enter into repurchase agreements or purchase and sale contracts if, as a result, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements or purchase and sale contracts maturing in more than seven days; and (7) the White Elk Money Market Fund will not: (1) purchase any securities other than (i) money market and (ii) other securities described under "Investment Objectives and Policies".

WHITE ELK LARGE CAP GROWTH FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of large capitalization companies using the growth investing style.

           Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- greater than $5 billion. The Fund also may invest in a broad range of other instruments, including equity securities of smaller companies, when deemed appropriate by the Investment Manager. See "Risks of Certain Types of Investments".

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in money market instruments, bank deposits, and high-grade short-term interest bearing securities (collectively referred to as "Money Market Instruments").


WHITE ELK MID CAP GROWTH FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of mid capitalization companies using the growth investing style.

           Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- between $2 billion and $5 billion, which is within the range of companies included in the S&P MidCap 400 Index ("MidCap 400 Index"), updated quarterly. The Midcap 400 Index is a broad index of medium sized issuers based on capitalization. As of May 31, 1997, the range of market capitalization of the companies in the Midcap 400 Index was $213 million to $13.7 billion. The Fund also may invest in a broad range of other instruments, including equity securities of companies whose capitalization is outside the MidCap 400 Index range, when deemed appropriate by the Investment Manager. See "Risks of Certain Types of Investments". Although the Fund invests primarily in equity securities of companies that have a capitalization within the MidCap 400 Index range, the Fund does not attempt to replicate the performance of the MidCap 400 Index.

           During temporary defensive periods, the Fund may invest a large percentage (up to 100% of its assets) in Money Market Instruments.


WHITE ELK SMALL CAP GROWTH FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of small capitalization companies using the growth investing style.

           Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- less than $2 billion, which is within the range of companies included in the Russell 2000 Growth Index ("Russell Index"), updated quarterly. The Russell Index is a broad index of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $171.7 million to $ 1.1 billion. The Fund also may invest in a broad range of other instruments, including equity securities of companies whose capitalization is outside the Russell Index range, when deemed appropriate by the Investment Manager. See "Risks of Certain Types of Investments". Although the Fund invests primarily in equity securities of companies that have a capitalization within the Russell Index range, the Fund does not attempt to replicate the performance of the Russell Index.

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.


WHITE ELK LARGE CAP VALUE FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of large capitalization companies using the value investing style.

           Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- greater than $5 billion. The Fund also may invest in a broad range of other instruments, including equity securities of smaller companies, when deemed appropriate by the Investment Manager. See "Risks of Certain Types of Investments".

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.


WHITE ELK MID CAP VALUE FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of mid capitalization companies using the value investing style.

           Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- between $2 billion and $5 billion, which is within the range of companies included in the S&P MidCap 400 Index ("MidCap 400 Index"), updated quarterly. The Midcap 400 Index is a broad index of medium sized issuers based on capitalization. As of December 31, 1997, the range of market capitalization of the companies in the Midcap 400 Index was $213 million to $13.7 billion. The Fund also may invest in a broad range of other instruments, including equity securities of companies whose capitalization is outside the MidCap 400 Index range, when deemed appropriate by the Investment Manager. See "Risks of Certain Types of Investments". Although the Fund invests primarily in equity securities of companies that have a capitalization within the MidCap 400 Index range, the Fund does not attempt to replicate the performance of the MidCap 400 Index.

           During temporary defensive periods, the Fund may invest a large percentage (up to 100% of its assets) in Money Market Instruments.


WHITE ELK SMALL CAP VALUE FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of small capitalization companies using the value investing style.

           Except during temporary defensive periods, the Fund invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- less than $2 billion, which is within the range of companies included in the Russell 2000 Growth Index ("Russell Index"), updated quarterly. The Russell Index is a broad index of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $171.1 million to $1.1 billion. The Fund also may invest in a broad range of other instruments, including equity securities of companies whose capitalization is outside the Russell Index range, when deemed appropriate by the Investment Manager. See "Risks of Certain Types of Investments". Although the Fund invests primarily in equity securities of companies that have a capitalization within the Russell Index, the Fund does not attempt to replicate the performance of the Russell Index.

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.


WHITE ELK LEVERAGED ALL CAP FUND

           The   investment   objective  of  the  Fund  is   long-term   capital
appreciation. It seeks to achieve this objective by using a variety of investment techniques and strategies.

           This Fund may invest in equity securities of issuers of any size and may use a number of techniques to leverage potential returns. For example, the Fund may purchase put and call options and sell (write) covered call and put options on securities and securities indexes. In addition, the Fund may enter into futures contracts. These activities may be undertaken either for the prospect of gain or for hedging purposes. The Fund also may borrow money for the purchase of additional securities. All of these practices are in the nature of leverage and are deemed to be speculative. They will tend to make the Fund's net asset value more volatile than the net asset value of a fund that does not engage in these activities. That is, these activities will tend to make gains greater when the Investment Manager's choices are correct and will tend to make the losses greater when the market goes against those choices.

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.


WHITE ELK GLOBAL EQUITY FUND

           The investment objective of the Fund is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of foreign and U.S. companies. Under normal circumstances, the Fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

           Except during temporary defensive periods, the Fund will invest at least 65% of assets in equity securities, without restrictions as to the size of the issuer or its domicile. These equity securities may be of issuers based in the United States or from other countries with established stock and capital markets or countries with emerging markets. This will expose the Fund to currency, political and other local market risks as well as the risks of investing in equity securities of specific issuers. The Fund may seek to hedge some of such risks. There can be no guarantee, however, that the hedging techniques will succeed. See "Risks of Certain Types of Investments -- Foreign Securities."

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.


                                   BOND FUNDS
                                   ----------

WHITE ELK LONG-TERM BOND FUND

           The investment objective of the Fund is total return. It seeks to achieve this objective by investing primarily in debt instruments and other interest bearing securities that have an average duration of over ten years. At least 75% of the Fund's assets are required to be invested in investment grade securities, meaning securities that have received a long-term rating with respect to a class of obligations that are comparable in priority and security with the instrument to be purchased from at least one of the nationally recognized statistical rating organizations ("NRSROs") in one of the four highest long-term rating categories. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA Inc., Thompson Bankwatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's Ratings Services.

           Up to 25% of the Fund's assets may be invested in securities that are of lesser quality, including securities that may be described as "junk bonds". Such investments of lesser quality may increase yields but also increase risk and volatility of the Fund's net asset value. See "High Yield Bonds".

           Debt instruments and other interest bearing securities include corporate bonds, government bonds, bonds issued by agencies of governments and various mortgage related and asset-backed securities.

           To the extent that such investments are made in securities of foreign issuers or securities dominated in currencies other than the United States dollar, foreign currency, political and other market risks may be assumed. See "Risks of Certain Types of Investments -- Foreign Securities".

           Duration is a concept that measures the times at which cash flows due from interest bearing securities are expected to be collected. Such cash flows include payment of interest and principal, including prepayments and optional calls. In the case of some types of securities, such as mortgage related and asset-backed securities, duration may be based upon estimates at the time such securities are purchased.

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.


WHITE ELK MEDIUM-TERM BOND FUND

           The investment objective of the Fund is total return. It seeks to achieve this objective by investing primarily in debt instruments and other interest bearing securities that have an average duration of under ten years. At least 75% of the Fund's assets are required to be invested in investment grade securities, meaning securities that have received a medium-term rating with respect to a class of obligations that are comparable in priority and security with the instrument to be purchased from at least one of the NRSROs in one of the four highest medium-term rating categories.

           Up to 25% of the Fund's assets may be invested in securities that are of lesser quality, including securities that may be described as "junk bonds". Such investments of lesser quality may increase yields but also increase risk and volatility of the Fund's net asset value. See "High Yield Bonds".

           Debt instruments and other interest bearing securities include corporate bonds, government bonds, bonds issued by agencies of governments and various mortgage related and asset-backed securities.

           To the extent that such investments are made in securities of foreign issuers or securities dominated in currencies other than the United States dollar, foreign currency, political and other market risks may be assumed. See "Risks of Certain Types of Investments -- Foreign Securities".

           During temporary defensive periods, the Fund may invest a large percentage (up to 100%) of its assets in Money Market Instruments.

                                MONEY MARKET FUND


WHITE ELK MONEY MARKET FUND

           The investment objectives of the Fund are to seek current income, preservation of capital and liquidity. It seeks to achieve these objectives by investing primarily in a diversified portfolio of short-term money market securities.

           Money market instruments are those determined to be of eligible quality under Securities and Exchange Commission ("SEC") rules and to pose minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating categories) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First Tier).


                      RISKS OF CERTAIN TYPES OF INVESTMENTS


MARKET RISKS

           Investments in stock and bond funds involve certain risks. The principal risk in each of these Funds is the potential change in market prices of the equity and fixed income securities in which it invests. These may be affected by general market conditions, including changes in interest rates or the shape of the yield curve, or by conditions specific to the particular issuers. The market value of the fixed income obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In addition, some of the techniques used and instruments or securities invested in may have additional risks, some of which are described under the heading
"Certain Securities and Investment Techniques". The Statement of Additional Information also contains information about the risks associated with investing in the various Funds.


ILLIQUID AND RESTRICTED SECURITIES

           The investment policies adopted by the Trust permit each Fund to invest up to 10 percent (15 percent for White Elk Leveraged All Cap Fund) of the value of the Fund's net assets in securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Delays on resale may have an adverse effect on a Fund's ability to redeem its securities within seven days. Uncertainty in valuation due to illiquidity may cause uncertainty as to the correctness of a Fund's net asset value. The Trust has established procedures for determining when securities are illiquid and for valuing illiquid securities. Some securities that have not been registered under the Securities Act of 1933 (the "1933 Act"), including some securities eligible for resale under Section 144A under the 1933 Act, may be determined to be liquid under these procedures. Securities that have been determined to be liquid are not subject to the Funds' limits or investments in illiquid securities.


LENDING OF FUND SECURITIES

           In order to generate income and to offset expenses, each Fund may lend Fund securities with a value up to 33 1/3% of the Fund's total assets to brokers, dealers and other financial organizations. Any such loan will be secured by collateral of cash or securities issued or guaranteed by the U.S.
Government at least equal to the value of the securities loaned (plus accrued interest) "marked to market" daily. Default by the borrower could, however, result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

           Each Fund may enter into repurchase agreements involving securities in which it is permitted to invest with banks or broker-dealers, whereby the seller of a security agrees to repurchase the security on an agreed-upon date in the future. While each Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in its value and loss of interest.

           Each Fund may also enter into reverse repurchase agreements in an amount up to 5% of the value of its total assets. A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price (including accrued interest).


ASSET-BACKED SECURITIES AND MORTGAGE RELATED SECURITIES

           Except as noted below, the Funds may invest in securities whose principal and interest payouts are backed by, or supported by, any of various types of assets. These assets most typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures.

           The Funds also may invest in mortgage-related securities, including mortgage pass-through securities and collateralized mortgage obligations. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

           Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (the "GNMA")) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (the "FNMA") or the Federal Home Loan Mortgage Corporation (the "FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings associations, private mortgage insurance companies, mortgage bankers and other secondary market insurers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

           Collateralized mortgage obligations ("CMOs"), including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by Funds of securities guaranteed by GNMA, FHLMC or FNMA or of mortgage pass-through securities created by non-governmental issuers. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.

           Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals, stripped mortgage-backed securities, variable rate securities (including inverse floaters), or tiered index bonds and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities are derivative, multi-class mortgage securities. The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities.

           Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than expected prepayments of principal, the yield on POs could be materially adversely affected. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

           CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying a Fund's diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation. The White Elk Money Market Fund may invest in asset-backed and mortgage related securities only to the extent described under the heading "Money Market Fund Instruments".

HIGH YIELD BONDS

           The Funds (except for the White Elk Money Market Fund) may invest up to 5% of its total assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.


FOREIGN SECURITIES

           Each Fund (except for the White Elk Money Market Fund) may invest up to 20% of its total assets in emerging market and other foreign securities. The White Elk Global Equity Fund may invest up to 100% of its assets in emerging market and other foreign securities.

           Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability;
(c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards;
(i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

           Each Fund (except for the White Elk Money Market Fund) may purchase American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

           The Funds (except for the White Elk Money Market Fund) may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuation may have on the value of Fund assets. Except with the prior approval of the Board of Trustees, no Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Funds total assets. See "Investment Objectives and Policies - Derivative Investments".

DERIVATIVE INSTRUMENTS

           The Funds (except for the White Elk Money Market Fund) may invest in a variety of what are known as derivative instruments -- that is, instruments that depend for their value on the fluctuations in the values of specified underlying instruments or securities. Among the derivative instruments in which the Funds may invest are call and put options on securities, securities indexes and foreign currencies; futures contracts and options on futures contracts; interest rate futures, options on interest rate futures; forward foreign currency exchange contracts, foreign currency options, futures and options on futures; interest rate, index and currency exchange rate swap agreements.

           The use of derivative instruments is complex and specialized. Except when used for hedging purposes, investment in derivative instruments tends to increase the volatility of the net asset value of a Fund. When used for hedging purposes, there can be no guarantee that the hedge will perform as intended. The failure of a hedge to perform as intended also may increase volatility. See "Investment Objectives and Policies - Derivative Investments" in the statement of Additional Information.


STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURESS

           White Elk Leveraged All Cap Fund may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes. There is no assurance that a hedge will perform as intended.


LEVERAGE THROUGH BORROWING

           White Elk Leveraged All Cap Fund may borrow for temporary, emergency or investment purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. This is the speculative factor known as leverage.

           Each Fund may also enter into reverse repurchase agreements in an amount up to 5% of the value of the total assets. A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price (including accrued interest).


FUND TURNOVER

Purchases and sales of Fund securities will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased turnover will have the effect of increasing the Funds' brokerage and custodial expenses. The Trust anticipates that each Fund's turnover rate will be at least 200%.


MONEY MARKET FUND INVESTMENTS

           The White Elk Money Market Fund invests only in high quality money market instruments, which are determined to be of eligible quality under SEC rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities. The following is a description of the types of money market securities in which the White Elk Money Market Fund may invest.

           United States Government Securities: Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

           United States Government Agency Securities: Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and certain international institutions which are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government is not obligated to provide financial support to these instrumentalities.

           Bank Money Instruments: Obligations of commercial banks, savings banks, savings associations, depository or other institutions, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits. The savings banks and savings associations must be organized and operating in the United States. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The White Elk Money Market Fund may invest in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank.

           Commercial Paper and Other Short-term Obligations: Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Series ("S&P") or Moody's Investors Service, Inc. ("Moody's") or any other NRSROs (or by a single rating agency if only one of these agencies has assigned a rating).

           Foreign Bank Money Instruments: The White Elk Money Market Fund may invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the White Elk Money Market Fund. The White Elk

Money Market Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

           Foreign Short-term Debt Instruments: The White Elk Money Market Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the White Elk Money Market Fund Statement of Additional Information in connection with investments in Eurodollar and Yankeedollar obligations.

           Preservation of capital is a prime investment objective of the White Elk Money Market Fund, and, while the types of money market securities in which the White Elk Money Market Fund invests are not completely risk free, such securities generally are considered to have low principal risk. There is the risk of the failure of issuers to meet their principal and interest obligations.

           Bank money instruments in which the White Elk Money Market Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that up to 10% of total assets (taken at market value) may be invested in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured.

           The White Elk Money Market Fund may invest in participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by NRSROs.

           The White Elk Money Market Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The White Elk Money Market Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite NRSROs in the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Trust. The White Elk Money Market Fund will determine the remaining maturity of investments in which it invests in accordance with Commission regulations.

           A Commission regulation ordinarily limits investments by the White Elk Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the White Elk Money Market Fund's total assets be invested in securities that do not have the highest rating or are not of comparable quality to securities with the highest rating as determined by the Trustees of the Trust.

           The White Elk Money Market Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase of money market securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of securities purchased on a forward commitment basis will generally decrease. A separate account of the White Elk Money Market Fund will be established with its Custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment.

           For purposes of its investment policies, the White Elk Money Market Fund defines short- term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. The dollar-weighted average maturity of the White Elk Money Market Fund's portfolio will not exceed 90 days.


                             MANAGEMENT OF THE TRUST


ORGANIZATION

           The Trust was organized on December 4, 1997 as a Massachusetts business trust. The Trust offers an unlimited number of shares of eleven series, representing the shares of the Funds.

           Although the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Agreement and Declaration of Trust. Shareholders of one Fund may vote only on matters that affect that Fund.

           Under normal circumstances, the Trust intends to distribute shares of the Funds only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Funds.

VOTING RIGHTS

           The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

           When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote, as provided in the Agreement and Declaration of Trust dated November 11, 1997. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of the other Funds. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the shares of each Fund then outstanding at a meeting called for the purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Trust's outstanding shares.


FEES

           For its services, White Elk Asset Management, Inc. (the "Investment Manager") receives a fee, accrued daily by each Fund and payable to the Investment Manager on the first business day of the succeeding month, at the following annual percentages of average daily net assets: White Elk Large Cap Growth Fund--1%; White Elk Mid Cap Growth Fund--1%; White Elk Small Cap Growth Fund--1%; White Elk Large Cap Value Fund--1%; White Elk Mid Cap Value Fund--1%; White Elk Small Cap Value Fund--1%; White Elk Leveraged All Cap Fund--1%; White Elk Global Equity Fund--1%; White Elk Long-Term Bond Fund--.50%; White Elk Medium-Term Bond Fund--.50%; White Elk Money Market Fund--.25%.

           William D. Witter, Inc. is retained as Sub-Portfolio Manager and receives a fee, accrued daily by each Fund and payable to the Sub-Portfolio Manager on the first business day of the succeeding month, at the following annual percentages of average daily net assets: White Elk Mid Cap Growth Fund--.50%; White Elk Small Cap Growth Fund--.50%; White Elk Mid Cap Value
Fund--.50%;  White  Elk Small Cap Value  Fund--.50%;  White Elk  Long-Term  Bond
Fund--.25%; White Elk Medium-Term Bond Fund--.25%; White Elk Money Market Fund--.125%.


BOARD OF TRUSTEES

           The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Trust.


MANAGEMENT PERSONNEL

           The Investment Manager personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Trust's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must report all personal securities transactions and are subject to certain prohibitions on personal trading. You can get a copy of the Trust's Code of Ethics by calling the Trust toll-free number at (800) 755-7045.

EXPENSES

           Each Fund pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Expenses attributable to a particular Fund are charged against the assets of that Fund. Other expenses of the Trust are allocated among the Funds on a basis determined by the Board of Trustees, which may be proportionately in relation to each Fund's assets or may be on another basis deemed equitable by the Board of Trustees.

           Expenses of organization in the estimated amount of $_______ have been paid by the Investment Manager and will be amortized by repayment by the Trust in equal installments over a period of five years, allocated in equal amounts among the 11 original Funds. The Investment Manager retains the right to waive such repayment in its sole discretion.

           With respect to the operation of each Fund, The Investment Manager is responsible for (i) the compensation of any of the Trust's trustees, officers, and employees who are affiliates of The Investment Manager, (ii) the expenses of printing and distributing the Funds' prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Funds.

           Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in the paragraph above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; expenditures in connection with meetings of each Fund's shareholders and Board of Trustees that are properly payable by the Fund;
salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any Investment Advisory board or committee who are not members of, affiliated with or interested persons of The Investment Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

           To the extent The Investment Manager incurs any costs by assuming expenses which are an obligation of a Fund, the Fund is required to promptly reimburse The Investment Manager for such costs and expenses, except to the extent The Investment Manager otherwise agrees to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by The Investment Manager, The Investment Manager is entitled to recover from the Fund to the extent of The Investment Manager's actual costs of providing such services.

           The Statement of Additional Information contains information about the Trust's brokerage policies and practices.


CUSTODIAN

           State Street serves as the custodian of the Trust's assets pursuant to a Custodian Contract by and between State Street and the Trust. State Street is a Massachusetts trust company with a principal office at 225 Franklin Street, Boston, Massachusetts 02111. State Street's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Pursuant to the Custodian Contract, State Street also provides certain accounting and pricing services to the Trust, including calculating the daily net asset value per share for each Fund; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Investment Manager or a Sub-Portfolio Manager; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust.


TRANSFER AGENT

           State Street provides transfer agent and dividend disbursing services to each Fund pursuant to the terms of a Transfer Agency and Service Agreement by and between State Street and the Trust.


ADMINISTRATOR

           State Street is the administrator of the Trust. State Street is a Massachusetts trust company with a principal office at 225 Franklin Street, Boston, Massachusetts 02111. State Street serves as administrator of other mutual funds.

           Pursuant to the Administration Agreement with the Trust, State Street provides all administrative services reasonably necessary for the Trust, other than those provided by the Investment Manager or any Sub-Portfolio Manager, subject to the supervision of the Board of Trustees of the Trust.

           Under the Administration Agreement with the Trust, State Street provides administrative services including, without limitation: (i) services of personnel competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Trust; (ii) maintaining the

Trust's books and records (other than financial and accounting books and records and records maintained by the Trust's custodian or transfer agent); (iii) overseeing the Trust's insurance relationships; (iv) preparing or assisting in the preparation of all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and filings with the SEC and any other governmental agency; (v) preparing or assisting in the preparation of such notices and reports as may be necessary to offer and sell the Trust's shares under applicable state securities laws; (vi) preparing or assisting in the preparation of, and coordinating the distribution of all materials for meetings of the Board of Trustees of the Trust; (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus; (viii) monitoring the calculation of all income and expense accruals, sales and redemptions of capital shares outstanding by the Trust's custodian; (ix) evaluating expenses, projecting future expenses, and processing payments of expenses; and (x) monitoring and evaluating performance of accounting and related services by the Trust's custodian.

           The Agreement is terminable at any time by the Trust or State Street on sixty days' written notice.


                                 NET ASSET VALUE

           The price of one share of a Fund is its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Fund is calculated as of the close of business (usually 4:00 p.m., New York time) on each day the NYSE and State Street are open. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.

           Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the last available bid price. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).

           In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by the NASDAQ National Market System are valued at the last sale price on that day as of the close of regular trading on the NYSE, or, in the absence of recorded sales, at the last available bid price. Unlisted equity securities that are not included in such National Market System are valued at the last available bid price.

           Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the last available bid price.

           Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

           Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Investment Manager or any Sub-Portfolio Manager under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

           The net asset value of the White Elk Money Market Fund per share is determined under the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the Fund's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

           The White Elk Money Market Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the White Elk Money Market Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

           In accordance with the Commission rule applicable to the valuation of its portfolio securities, the White Elk Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 (25 months). The White Elk Money Market Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the White Elk Money Market Fund's price per share as computed for the purposes of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value per share calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by any Sub-Portfolio Manager. In the event the Trustees determine that a deviation exists which may result in the material dilution or other unfair results to investors or existing shareholders, the White Elk Money Market Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the White Elk Money Market Fund by having each shareholder proportionately contribute shares to the White Elk Money Market Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant "penny rounded" net asset value of $1.00 per share, the shareholders will contribute proportionately to the White Elk Money Market Fund's capital. Each shareholder will be deemed to have agreed to such contribution by an investment in the White Elk Money Market Fund.

           Since the net income of the White Elk Money Market Fund (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the White Elk Money Market Fund is determined, the net asset value of the White Elk Money Market Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the White Elk Money Market Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the White Elk Money Market Fund in the account, and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Taxes."


                            PURCHASES AND REDEMPTIONS

           Contract or policy holders or Plan participants will not deal directly with the Trust regarding the purchase or redemption of a Fund's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Fund's shares. Plan participants cannot contact the Trust directly to purchase shares of the Funds but may invest in shares of the Funds only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Trust.

           Orders received by the Trust or the Trust's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Fund are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Trust. Payment for redemptions will be made by the Trust's transfer agent on behalf of the Trust and the relevant Funds within seven days after the request is received. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or

VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

           Under unusual circumstances, shares of a Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Fund. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS

           Each Fund will be treated separately in determining the amount of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Fund that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Declaration of dividends is determined daily with respect to the White Elk Money Market Fund and paid monthly. Any dividends of the Funds will be declared and paid at least annually. Distributions of any net realized capital gains earned by a Fund usually will be made annually. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Fund for federal income tax purposes.


                                      TAXES

           The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders and is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions and IRS rulings now in effect, all of which are subject to change.

           Each Fund will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Fund-by-Fund (rather than on a Trust-wide) basis.

           The Trust intends that each Fund will qualify separately as a "regulated investment company" under the Code for each taxable year of each Fund. If so qualified, and provided certain distribution requirements are met, a Fund will not be subject to federal income tax on its net investment income and net capital gains. The Trust intends that each Fund will meet the distribution requirements.

           Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Fund. Distributions of net realized long-term capital gains are treated as such by shareholders for federal income tax purposes regardless of the length of time a shareholder has owned his shares. Treasury is authorized to promulgate regulations dealing with how long-term and "mid-term" capital gains rates enacted in the Taxpayer Relief Act of 1997 will apply to regulated investment companies. No regulations have yet been enacted. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating

Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

           Dividends and interest received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the US may reduce or eliminate those foreign taxes, and foreign countries generally do not impose taxes on capital gains on investments by foreign investors.

           Shareholders are urged to consult their own tax advisers with specific questions about the federal, state, or local income tax implications of an investment in a Fund.


                                   PERFORMANCE

           Each Fund (except the Money Market Fund) may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Fund may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in Fund share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Fund will vary based on changes in market conditions. In addition, since the deduction of a Fund's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Fund's expenses.

           The Funds also may refer in advertising and promotional materials to bond yield. A Bond Fund's yield shows the rate of income that a Fund earns on its investments, expressed as a percentage of the net asset value of Fund shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expense), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that 30-day period. Bond yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Bond Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Bond Fund's financial statements.

           The White Elk Money Market Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the White Elk Money Market Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

           The yield on the Money Market Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on Treasury securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Trust shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments.

           The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Trust.

           The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.

                      INVESTOR AND SHAREHOLDER INFORMATION

           Investors and shareholders may contact the Trust toll-free at (800) 755-7045 for further information regarding the Trust and the Funds and to obtain a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Funds are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent public accountants. Each report will show the investments owned by each of the Funds and the market values of the investments and will provide other information about the Trust and its operations.

                       APPENDIX -- DESCRIPTION OF RATINGS

                            MOODY'S INVESTORS SERVICE

BOND RATINGS:

           "Aaa"--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           "Aa"--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

           Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

           "A"--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

           "Baa"--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           "Ba"--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           "B"--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

SHORT-TERM DEBT RATINGS:

           Moody's short-term debt ratings are opinions regarding the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

           "P-1"--Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

           "P-2"-- Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.


                         STANDARD & POOR'S RATING GROUP


BOND RATINGS:

           "AAA"--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

           "AA"--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

           "A"--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

           "BBB"--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

           Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS:

           An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

           "A-1"--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

           "A-2"--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


                         FITCH INVESTORS SERVICES, INC.

BOND RATINGS:

           The following summarizes the ratings used by Fitch for corporate bonds:

           "AAA"--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

           "AA"--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

           "A"--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

           "BBB"--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

           "BB"--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

           "B"--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

           Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

SHORT-TERM DEBT RATINGS:

           "F-1+"--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           "F-1"--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

           "F-2"--Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.


                         DUFF & PHELPS CREDIT RATING CO.


BOND RATINGS:

           The following summarizes the ratings used by Duff & Phelps for long-term debt:

           "AAA"--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

           "AA+", "AA", "AA-"--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

           "A+",  "A",   "A-"--Protection  factors  are  average  but  adequate.
However, risk factors are more variable and greater in periods of economic stress.

           "BBB+", "BBB", "BBB-"--Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

           "BB+", "BB", "BB-"--Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

           "B+", "B", "B-"--Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

SHORT-TERM DEBT RATINGS:

           "D-1+"--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free US Treasury short-term obligations.

           "D-1"--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           "D-1-"--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           "D-2"--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


===================================          ===================================
INFORMATION   CONTAINED  HEREIN  IS                     THE WHITE ELK
SUBJECT TO COMPLETION OR AMENDMENT.                          FUNDS
A REGISTRATION  STATEMENT  RELATING
TO THESE  SECURITIES HAS BEEN FILED
WITH THE  SECURITIES  AND  EXCHANGE
COMMISSION.  THE  SHARES  OF  THESE
FUNDS  MAY NOT BE SOLD  NOR MAY ANY
OFFERS TO BUY BE ACCEPTED  PRIOR TO            WHITE ELK LARGE CAP GROWTH FUND
THE TIME THE REGISTRATION STATEMENT
BECOMES       EFFECTIVE.       THIS            WHITE ELK MID CAP GROWTH FUND
COMMUNICATION  SHALL NOT CONSTITUTE
AN    OFFER    TO   SELL   OR   THE            WHITE ELK SMALL CAP GROWTH FUND
SOLICITATION OF AN OFFER TO BUY NOR
SHALL  THERE  BE ANY  SALE OF THESE            WHITE ELK LARGE CAP VALUE FUND
SECURITIES  IN ANY  STATES IN WHICH
SUCH  OFFER,  SOLICITATION  OR SALE            WHITE ELK MID CAP VALUE FUND
WOULD   BE   UNLAWFUL    PRIOR   TO
REGISTRATION OR QUALIFICATION UNDER            WHITE ELK SMALL CAP VALUE FUND
THE  SECURITIES  LAWS  OF ANY  SUCH
STATE.   TO   OBTAIN  A   CURRENTLY            WHITE ELK LEVERAGED ALL CAP FUND
EFFECTIVE    PROSPECTUS   FOR   THE
EXISTING  FUNDS  OF THE  WHITE  ELK            WHITE ELK GLOBAL EQUITY FUND
FUNDS   PLEASE   CONTACT  WHITE ELK
ASSET MANAGEMENT, INC.                         WHITE ELK LONG-TERM BOND FUND
          --------------
INVESTMENT MANAGER:                            WHITE ELK MEDIUM-TERM BOND FUND
White Elk Asset Management, Inc.
c/o William D. Witter, Inc.                    WHITE ELK MONEY MARKET FUND
One Citicorp Center
153 East 53rd Street
New York, New York 10022

SUB-PORTFOLIO MANAGER
William D. Witter, Inc.
One Citicorp Center
153 East 53rd Street
New York, New York 10022

CUSTODIAN, TRANSFER AGENT AND
ADMINISTRATOR
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS:
Coopers & Lybrand LLP
1301 Avenue of the Americas
New York, New York 10019

COUNSEL:
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004-1482

                                                          PROSPECTUS
                                                      [__________], 1998

===================================          ===================================

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                               The White Elk Funds


                         White Elk Large Cap Growth Fund
                          White Elk Mid Cap Growth Fund
                         White Elk Small Cap Growth Fund
                         White Elk Large Cap Value Fund
                          White Elk Mid Cap Value Fund
                         White Elk Small Cap Value Fund
                        White Elk Leveraged All Cap Fund
                          White Elk Global Equity Fund
                          White Elk Long-Term Bond Fund
                         White Elk Medium-Term Bond Fund
                           White Elk Money Market Fund

                SUBJECT TO COMPLETION -- Dated February 11, 1998.

           Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                THE   |    c/o William D. Witter, Inc.
                          WHITE ELK   |    One Citicorp Center
                              FUNDS   |    153 East 53rd Street
                                      |    New York, New York 10022
                                      |    (212) 753-7878


           The White Elk Funds (the "Trust") is a registered investment company -- a mutual fund -- that presently offers interests in the following eleven Funds (the "Funds"):

               o    White Elk Large Cap Growth Fund
               o    White Elk Mid Cap Growth Fund
               o    White Elk Small Cap Growth Fund
               o    White Elk Large Cap Value Fund
               o    White Elk Mid Cap Value Fund
               o    White Elk Small Cap Value Fund
               o    White Elk Leveraged All Cap Fund
               o    White Elk Global Equity Fund
               o    White Elk Long-Term Bond Fund
               o    White Elk Medium-Term Bond Fund
               o    White Elk Money Market Fund

           The Trust is designed to permit insurance companies that issue Variable Annuity contracts ("VA contracts") and Variable Life Insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Funds of the Trust. Shares of the Trust are also offered directly to qualified pension and retirement plans.

           A Prospectus for the Trust dated ____________ 1998, which provides the basic information investors should know before investing, may be obtained without charge by contacting the Trust at the address or phone number above. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Prospectus. Unless otherwise noted, terms used in this Statement of Additional Information have the same meanings as assigned to them in the Prospectus.

           White Elk Asset Management, Inc. (the "Investment Manager") is the investment manager of the Trust. The Investment Manager is a newly registered investment manager organized for the purpose of managing the Funds that expects to operate primarily by retaining and supervising sub-portfolio managers (the "Sub-Portfolio Managers"). William D. Witter, Inc. ("Witter") is a Sub-Portfolio Manager of the Trust.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT OBJECTIVES AND POLICIES..................................        B-1
           Investment Restrictions..................................        B-1
              Certain Securities and Investment Techniques..........        B-2
           Investment Restrictions..................................        B-15
               Use of Ratings as Investment Criteria................        B-15

MANAGEMENT..........................................................        B-16
           Trustees and Officers of the Trust.......................        B-16
           Investment Manager.......................................        B-16
           Participation Agreements.................................        B-17
           Administrator............................................        B-17
           Transfer Agent...........................................        B-18
           Custodian................................................        B-18

NET ASSET VALUE.....................................................        B-18

PURCHASES AND REDEMPTIONS...........................................        B-20

TAXES...............................................................        B-21
           Plans....................................................        B-22
           Segregated Asset Account.................................        B-22

DETERMINATION OF PERFORMANCE........................................        B-22

GENERAL INFORMATION ABOUT THE TRUST.................................        B-24

ADDITIONAL INFORMATION..............................................        B-25
           Legal Opinion............................................        B-25
           Independent Accountants..................................        B-25
           Other Information........................................        B-25

                       INVESTMENT OBJECTIVES AND POLICIES

                             INVESTMENT RESTRICTIONS
                             -----------------------

           The investment restrictions below have been adopted by the Trust with respect to each of the Funds as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

           The following are the Funds' fundamental investment limitations set forth in their entirety. Each of the Funds may not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) issue senior securities, except as permitted under the 1940 Act; (4) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for U.S. Government securities;
(5) borrow money or pledge its assets, except that (i) it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and (ii) White Elk Leveraged All Cap Fund may borrow for investment purposes; (6) underwrite securities issued by others (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities); (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or (9) lend any security or make any other loan, if as a result, more than 33 1/3% of the Fund's total assets would be lent to brokers, dealers and other financial organizations; (10) Each of the Funds may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

           The following limitations are not fundamental and may be changed without shareholder approval: Each of the Funds does not currently intend (1) to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; (2) to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; (3) to invest more than 10%

(15% for White Elk Leveraged All Cap Fund) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market (securities eligible for resale under Rule 144A shall not be subject to this limitation); (4) to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations of the Fund.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES
--------------------------------------------

           The Prospectus discusses the investment objectives of each Fund and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and Fund strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

           REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements involving securities in which they can invest. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under a week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. Each Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, each Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to each Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, each Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by each Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, each Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, each Fund also may invest in securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

           BANK OBLIGATIONS. All Funds may invest in bank obligations of various kinds, including obligations of domestic banks (national banks, state-chartered banks and insured thrift institutions), the foreign branches of domestic banks, and domestic branches of foreign banks. Each of these categories may carry a different level of risk and, in general, even when federal deposit insurance is applicable, it may provide incomplete protection because the amount invested exceeds $100,000.

           Investments in the obligations of domestic offices of domestic banks generally carry less risk than investments in the other categories of banks because domestic banks are subject to comprehensive regulation and supervision by a federal banking supervisor. Nevertheless, such investments do involve risk if the bank fails, even though the first $100,000 of investment may be covered by federal deposit insurance.

           Investments in obligations of foreign branches of domestic banks may carry additional risks having to do with the stability of the country where the branch is located and the conditions that may be imposed on repayment by the bank or the foreign country.

           Obligations of domestic branches of foreign banks may be seen to carry additional risk because not all foreign banks are regulated and supervised as comprehensively as domestic banks and because such obligations may or may not be general obligations of the foreign bank as a whole.

           In deciding which banks' obligations to purchase, the Investment Manager or any Sub-Portfolio Manager will consider the rating of the bank by recognized rating agencies, the quality of its home country supervision, and its financial standing, as well as the duration and other terms of the purchased obligations.

           LENDING OF FUND SECURITIES. The Funds have the authority to lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to White Elk Asset Management, Inc. (the "Investment Manager") or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower plus accrued interest; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time;
(d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

           CONVERTIBLE SECURITIES. The Funds (except for the White Elk Money Market Fund) may invest in convertible securities of domestic or foreign issuers. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specific period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also offers the possibility, through its conversion feature, to participate in appreciation of convertible security's underlying common stock.

           In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

           MORTGAGE-RELATED SECURITIES. Except as noted below, the Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

           Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early payment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

           There are currently three types of mortgage pass-through  securities,
(i) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

           GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

           Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Trust must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

           Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

           Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Manager or any Sub-Portfolio Manager determines that the securities meet the Funds' quality standards.

           Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by Funds of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs shall also be deemed to include REMICs.

           CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

           Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the Investment Company Act of 1940 Act, as amended (the "1940 Act") on investments by the Trust in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single entity.

           The Funds also may invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing mortgage index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.

           Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

           The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of ARM security will likely have fallen.

           Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

           CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

           The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup its initial investment in a CMO residual.

           CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act 0f 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

           Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercials banks, investment banks, and special purpose entities of the foregoing.

           SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest, (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

           Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

           Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

           Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed rate bond.

           The White Elk Money Market Fund may invest in asset-backed and mortgage related securities only to the extent described under the heading "Money Market Fund Investments" in the Prospectus. The White Elk Money Market Fund will not invest in inverse floaters, CMT floaters, capped floaters, range floaters, dual index floaters, COFI floaters or IOs or POs.

           ASSET BACKED SECURITIES. The Funds may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

           RISK  FACTORS   RELATING  TO  INVESTING   IN   MORTGAGE-RELATED   AND
ASSET-BACKED SECURITIES. The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Investment Manager or any Sub-Portfolio Manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

           During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable rates is subject to generally prevailing interest rates at that time. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the lost of opportunity to realize capital gains in the future from possible future appreciation.

           Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

           DERIVATIVE INSTRUMENTS.
           -----------------------

           The Funds (except the White Elk Money Market Fund) may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The Funds may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds will maintain segregated accounts consisting of cash, U.S. Government securities, high grade debt obligations securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund.

           The Funds (except the White Elk Money Market Fund) may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which the Funds own or anticipate purchasing due to anticipated changes in interest rates. The Fund also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investments or anticipated investments in securities denominated in foreign currencies.

           The Funds will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Funds' total assets. There is no other percentage limitation on a Fund's use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

           Also, the Funds may enter into interest rate, index and currency exchange rate swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments. Swap agreements are subject to the Funds' overall limit that no more than 10% of each Fund's net assets may be invested in illiquid securities, and the Funds will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 10% of the Funds' assets.

           Participation in the options or futures markets involves investment risks and transaction costs, as delineated further below, to which the Funds would not be subject absent the use of these strategies. If the Investment Manager's or any Sub-Portfolio Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Funds may leave the Funds in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Investment Manager's or any Sub-Portfolio Manager's ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;
(iii) the fact that skills needed to use these strategies are different from those needed to select Fund securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of the Funds to purchase or sell a Fund security at a time that otherwise would be favorable for it to do so, or the possible need for the Funds to sell the security at a disadvantageous time, due to the requirement that the Funds maintain "cover" or segregate securities in connection with hedging transactions. The loss from investing in futures transactions is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options thereon in which the Funds may invest.

           Options on Securities and on Securities Indexes. The Funds (except the Money Market Fund) may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities to protect against substantial increases in prices of securities the Funds intend to purchase pending their ability to invest in such securities in an orderly manner. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

           The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Funds will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Funds may be unable to close out a position.

           There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

           There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If a Fund was unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund was unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

           If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

           Futures Contracts and Options on Futures Contracts. The Funds (except the White Elk Money Market Fund) may use interest rate, foreign currency or index futures contracts. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the Standard & Poor's 500 Index; the Standard & Poor's 100 Index; the New York Stock Exchange (the "NYSE") composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

           The Funds may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a future contract gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

           The Funds will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, the Funds might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Funds' securities or the price of the securities which the Fund intends to purchase. The Funds' hedging activities may include sales of futures contracts as an offset against the effect of an expected increase in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to interest rate fluctuations, the Funds may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

           The Funds will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

           When a purchase or sale of a futures contract is made by a Fund, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

           A Fund also is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related margin requirements), the current market value of the option, and other futures positions held by the Fund.

           Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

           Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.

Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

           When selling a futures contract, a Fund will maintain with its custodian (and mark-to market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

           When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

           When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government Securities, or other highly liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

           The White Elk Money Market Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The White Elk Money Market Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the nationally recognized statistical rating organizations (the "NRSROs") in two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Trust.

                             INVESTMENT RESTRICTIONS
                             -----------------------

USE OF RATINGS AS INVESTMENT CRITERIA
-------------------------------------

           The ratings of Moody's Investors Service, Inc., Standard & Poor's Rating Group, Fitch Investors Services, Inc., Duff & Phelps Credit Rating Co. and other rating services represent their opinions as to the quality of corporate obligations. It should be emphasized that ratings are general and not absolute standards of quality, and obligations with the same maturity, interest rate and rating may have different yields while obligations of the same maturity and interest rate with different ratings may have the same yield. After being purchased by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.

           FUND TRANSACTIONS. The Investment Manager or the appropriate Sub-Portfolio Manager assumes general supervision over placing orders on behalf of each Fund for the purchase or sale of investment securities. Allocation of brokerage transactions, including their frequency, is made in the Investment Manager's or the Sub-Portfolio Manager's best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Investment Manager's or the Sub-Portfolio Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Investment Manager or the Sub-Portfolio Manager and the Investment Manager's or the Sub-Portfolio Manager's fees are not reduced as a consequence of the receipt of such supplemental information.

           Such information may be useful to the Investment Manager or the Sub-Portfolio Manager in serving each Fund and other clients that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Manager or the Sub-Portfolio Manager in carrying out its obligations to the Funds. Brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more Funds advised or administered by the Investment Manager or the Sub-Portfolio Manager being engaged simultaneously in the purchase or sale of the same security. Certain of the Investment Manager's or the Sub-Portfolio Manager's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to a Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, each Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions of each Fund are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

                                   MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------

           The names of the Trustees and Officers of the Trust, together with information concerning their principal business occupations, are set forth below. Unless otherwise noted, the address of each person named below is c/o William D. Witter, Inc., One Citicorp Center, 153 East 53rd Street, New York, New York 10022.



                            Position with the        Principal Occupation
Name, Address       Age      Trust                   During Past Five Years
------------------- ------- ----------------------- ---------------------------

William D. Witter   68      President, Trustee and  President, William D.
                            Chairman of the Board     Witter, Inc.
--------------------------------------------------------------------------------
Peter Slusser       68      Trustee                 President, Slusser
                                                      Associates
--------------------------------------------------------------------------------
Richard R. Hayes    68      Trustee                 Retired Executive Vice
                                                      President, Dean Witter
                                                      Reynolds


           No director, officer or employee of the Investment Manager, or its affiliates, will receive any compensation from the Trust for serving as an officer or a Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of the Investment Manager or its affiliates a fee of $500 per Fund per meeting. The Investment Manager will hold at least 4 meetings per Fund in a year.

INVESTMENT MANAGER
------------------

           The Investment Manager serves as investment manager to each of the Funds pursuant to the Investment Management Agreement (the "Management Agreement"). Certain of the services provided by, and the fees paid by the Trust to the Investment Manager under the Management Agreement are described in the Prospectus. The Investment Manager pays the salaries of all officers who are employed by both it and the Trust. The Investment Manager will supervise investments of the Funds on behalf of the Funds in accordance with the investment objectives, programs and restrictions of the Funds, as provided in the Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws, or otherwise, and such other limitations as the Trustees may impose from time to time in writing to the Investment Manager, except to the extent that such decisions are delegated to Sub-Portfolio Managers pursuant to agreements entered into with Sub-Portfolio Managers and approved in accordance with the 1940 Act. The Investment Manager is a newly registered investment manager organized for the purpose of managing the Funds that expects to operate primarily by retaining and supervising Sub-Portfolio Managers.

           Without limiting the generality of the foregoing, the Investment Manager will: (i) furnish the Funds with advice and recommendations with respect to the investment of each Fund's assets and the purchase and sale of Fund securities for the Funds, including the taking of such other steps as may be necessary to implement such advice and recommendations; (ii) furnish the Funds with reports, statements and other data on securities, economic conditions and other pertinent subjects which the Trust's Board of Trustees may reasonably request; (iii) manage the investments of the Funds, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) provide persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust and the Funds (such officers and employees, as well as certain trustees, may be trustees, directors, officers, partners, or employees of the Investment Manager or its affiliates) but not including personnel to provide limited administrative services to the Funds not typically provided by the Funds' administrator under separate agreement; and (v) render to the Trust's Board of Trustees such periodic and special reports with respect to each Fund's investment activities as the Board may reasonably request.

           The Investment Manager has entered into a contract with William D. Witter, Inc. ("Witter"), subject to the requirements of the 1940 Act, whereby Witter will manage the White Elk Mid Cap Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Long-Term Bond Fund, Medium-Term Bond Fund and the Money Market Fund.

PARTICIPATION AGREEMENTS
------------------------

           Participation Agreements will be entered into between the Trust and Participating Insurance Companies whereby the Trust intends to make a continuous offering of its shares at net asset value to the Participating Insurance Companies, and, whereby the Participating Insurance Companies intend to purchase the shares of the Trust on behalf of the segregated accounts of the Participating Insurance Companies.

ADMINISTRATOR
-------------

           State Street Bank and Trust Company ("State Street") is the administrator of the Trust. State Street is a Massachusetts trust company with a principal office at 225 Franklin Street, Boston, Massachusetts 02111. State Street serves as administrator of other mutual funds.

           Pursuant to the Administration Agreement with the Trust, State Street provides all administrative services reasonably necessary for the Trust, other than those provided by the Investment Manager or any Sub-Portfolio Manager, subject to the supervision of the Board of Trustees of the Trust.

           Under the Administration Agreement with the Trust, State Street provides administrative services including, without limitation: (i) services of personnel competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Trust; (ii) maintaining the Trust's books and records (other than financial and accounting books and records and records maintained by the Trust's custodian or transfer agent); (iii) overseeing the Trust's insurance relationships; (iv) preparing or assisting in the preparation of all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and filings with the SEC and any other governmental agency; (v) preparing or assisting in the preparation of such notices and reports as may be necessary to offer and sell the Trust's shares under applicable state securities laws; (vi) preparing or assisting in the preparation of, and coordinating the distribution of all materials for meetings of the Board of Trustees of the Trust; (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus; (viii) monitoring the calculation of all income and expense accruals, sales and redemptions of capital shares outstanding by the Trust's custodian; (ix) evaluating expenses, projecting future expenses, and processing payments of expenses; and (x) monitoring and evaluating performance of accounting and related services by the Trust's custodian.

           The Administration Agreement is terminable at any time by the Trust or State Street on sixty days' written notice.

TRANSFER AGENT
--------------

           State Street provides transfer agent and dividend disbursing services to each Fund pursuant to the terms of a Transfer Agency Agreement by and between State Street and the Trust.

CUSTODIAN
---------

           State Street serves as the custodian of the Trust's assets pursuant to a Custodian Agreement by and between State Street and the Trust. State Street's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Pursuant to the Custodian Agreement, State Street also provides certain accounting and pricing services to the Trust, including calculating the daily net asset value per share for each Fund; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Investment Manager or any Sub-Portfolio Manager; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.

                                 NET ASSET VALUE

           The net asset value per share of each Fund's shares will be determined (as of the close of business usually at 4:00 p.m., New York time) on each day that the NYSE and State Street are open for trading. NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, NYSE may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.

           Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the last available bid price. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).

           In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by the NASDAQ National Market System are valued at the last sale price on that day as of the close of regular trading on the NYSE, or, in the absence of recorded sales, at the last available bid price. Unlisted equity securities that are not included in such National Market System are valued at the last available bid price.

           Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the last available bid price.

           Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

           Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Investment Manager or any Sub-Portfolio Manager under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

           The White Elk Money Market Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the White Elk Money Market Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

           In accordance with the Commission rule applicable to the valuation of its portfolio securities, the White Elk Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 days (twenty-five months). The White Elk Money Market Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the White Elk Money Market Fund's price per share as computed for the purposes of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value per share calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Investment Manager. In the event the Trustees determine that a deviation exists which may result in the material dilution or other unfair results to investors or existing shareholders, the White Elk Money Market Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the White Elk Money Market Fund by having each shareholder proportionately contribute shares to the White Elk Money Market Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant "penny rounded" net asset value of $1.00 per share, the shareholders will contribute proportionately to the White Elk Money Market Fund's capital. Each shareholder will be deemed to have agreed to such contribution by an investment in the White Elk Money Market Fund.

           Since the net income of the White Elk Money Market Fund (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the White Elk Money Market Fund is determined, the net asset value per share of the White Elk Money Market Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the White Elk Money Market Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the White Elk Money Market Fund in the account, and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Taxes."

                            PURCHASES AND REDEMPTIONS

           Shares of the Funds are offered by the Trust on a continuous basis to
separate  accounts  of  Participating   Insurance   Companies  pursuant  to  the
Participation Agreements described above and applicable retirement plans.

           The separate accounts of the Participating Insurance Companies purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies but only on days on which the NYSE is open for trading. Such purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of trading on the NYSE usually 4:00 p.m., New York time on that same day. See "Net Asset Value." Payment for redemptions will be made by the Trust's transfer agent on behalf of the Trust and the relevant Funds within seven days after receipt of redemption requests.

           The Trust may suspend the right of redemption of shares of any Fund and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

           Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Trust, orderly Fund management could be disrupted to the potential detriment of the VA contract and VLI policy holders.

                                      TAXES

           The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders and is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions and IRS rulings now in effect, all of which are subject to change.

           Each Fund will be structured so as to qualify as a regulated investment company within the meaning of the Code. The Trust will monitor each Fund's investments so as to meet the requirements for qualification on a continuing basis. To so qualify, a Fund must, among other things derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities and meet certain quarterly diversification tests.

           As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and net capital gains, if any, that it distributes to its shareholders, provided that at least 90% of its net investment income for the taxable year is distributed. All net investment income and net capital gains distributed by a Fund will be reinvested automatically in additional shares of the Fund. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

           A Fund is required to pay an excise tax to the extent that it does not distribute to its shareholders during such calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gain over capital losses as of the twelve-month period ending October 31, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Trust intends that each Fund will meet these distribution requirements to avoid excise tax liability.

                                      PLANS
                                      -----

           Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

                            SEGREGATED ASSET ACCOUNT
                            ------------------------

           The Trust intends to distribute shares in the Funds only to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Fund in which such an account holds shares must meet the diversification requirements of the Code and the regulations promulgated thereunder. To meet those requirements, a Fund may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers.

           The Trust has undertaken to meet the diversification requirements of the Code. This undertaking may limit the ability of a particular Fund to make certain otherwise permitted investments.

           Income on assets of a segregated asset account will not be taxable currently to VA contract or VLI policy holders if that account has met the diversification requirements. In the event an account is not so qualified, all VA contract or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he or she owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

                          DETERMINATION OF PERFORMANCE

           Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

           where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

           Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

           Yield. Annualized bond yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Bond yield quotations are calculated according to the following formula:

                            YIELD = 2 [(A-B +1) 6-1]
                            ------------------------
                                       cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

           Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

           For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

           The White Elk Money Market Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the White Elk Money Market Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

           The yield on the Trust's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on Treasury securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Trust shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments.

           OTHER INFORMATION. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

           IN GENERAL. Current performance information for the Funds may be obtained by calling the Trust at the telephone number provided on the cover page of this Statement of Additional Information. A Fund's quoted performance may not be indicative of future performance. A Fund's performance will depend upon factors such as the Fund's expenses and the types and maturities of instruments held by the Fund. In addition, the actual return of a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies.

                       GENERAL INFORMATION ABOUT THE TRUST

           The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated November 11, 1997 (the "Trust Agreement").

           Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but there are no preemptive rights. Shareholders generally vote by Fund, except when expressly provided in the Trust Agreement. In the interest of economy and convenience, certificates representing shares of a Fund are physically issued only upon specific written request of a shareholder.

           Under the Trust Agreement, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust's outstanding shares.

           Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                             ADDITIONAL INFORMATION

LEGAL OPINION
-------------

           The validity of the shares offered by the Prospectus will be passed upon by Hughes Hubbard & Reed LLP, One Battery Park Plaza, New York, New York 10004-1482.

INDEPENDENT ACCOUNTANTS
-----------------------

           The annual financial statements of the Funds will be audited by Coopers & Lybrand LLP, independent accountants for the Funds.

OTHER INFORMATION
-----------------

           The Prospectus and this Statement of Additional Information, together, do not contain all of the information set forth in the Registration Statement of The White Elk Funds filed with the SEC. Certain information is omitted in accordance with rules and regulations of the SEC. The Registration Statement may be inspected at the Public Reference Room of the SEC at 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                                                             THE WHITE ELK FUNDS
================================================================================


INVESTMENT MANAGER:                                     STATEMENT OF
------------------                                      ADDITIONAL
                                                        INFORMATION
White Elk Asset Management, Inc.
c/o William D. Witter, Inc.
One Citicorp Center
153 East 53rd Street
New York, New York 10022

SUB-PORTFOLIO MANAGER:
---------------------

William D. Witter, Inc.
One Citicorp Center
153 East 53rd Street
New York, New York 10022

CUSTODIAN, TRANSFER AGENT AND ADMINISTRATOR:
-------------------------------------------

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS:
-----------------------

Coopers & Lybrand LLP
1301 Avenue of the Americas
New York, New York 10019

COUNSEL:
-------

Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004-1482                                    , 1998



                ------------------------------------------------
                                     PART C

                                OTHER INFORMATION

                ------------------------------------------------

                        --------------------------------

                               THE WHITE ELK FUNDS

                        --------------------------------

                                    FORM N-1A

                        --------------------------------

                                     PART C

                        --------------------------------


Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)   Financial Statements:

                 (1)   To be filed by pre-effective amendment.

           (b)   Exhibits:

                 (1)   Agreement and Declaration of Trust.

                 (2)   By-Laws.

                 (3)   Voting Trust Agreement - Not applicable.

                 (4)   Specimen Share Certificate - Not applicable.

                 (5)   Investment Management Agreement.

                 (6)   Sub-Portfolio Management Agreement.

                 (7)   Benefit Plan(s) - Not applicable.

                 (8)   Form of Custodian Agreement.<F1>

                 (9)   Form of Administration Agreement.<F1>

                 (10)  Form of Participation Agreement.

                 (11)  Form of Transfer Agency Agreement.<F1>

                 (12)  Consent   and  Opinion  of  Counsel  as  to  legality  of
                       Shares.<F1>

                 (13)  Consent   of    Independent   Public  Accountants  -  Not
                       applicable.

                 (14)  Financial   Statements   omitted   from    Item  23 - Not
                       applicable.

                 (15)  Subscription Agreement.<F1>

                 (16)  Model Retirement Plan Documents - Not applicable.

                 (17)  Rule 12b-1 Plan - Not applicable.

                 (18)  Performance computation - Not applicable.

                 (19)  Financial Data Schedule - Not applicable.

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Item 26.   NUMBER OF HOLDERS OF SECURITIES

           As of February 11, 1998, William D. Witter and Stephen E. O'Neil are the sole shareholders of each series of the Registrant.

Item 27.   INDEMNIFICATION

           Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in


_____________

<F1>To be filed by pre-effective amendment.

the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           Information about White Elk Asset Management, Inc., which serves as investment manager to Registrant, is set forth in Part B under "Management".

Item 29.   PRINCIPAL UNDERWRITER

Item 30.   LOCATION OF ACCOUNTS AND RECORDS

           The accounts,  books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, except those records relating to Fund transactions and the basic organizational and Trust documents of the Registrant which will be kept by the Registrant at The White Elk Funds, One Citicorp Center, 153 East 53rd Street, New York, New York 10022.

Item 31.   MANAGEMENT SERVICES

           There are no management-related service contracts not discussed in Parts A and B.

Item 32.   UNDERTAKINGS

           (a) Registrant hereby undertakes to file a post-effective amendment including financial statements of each series of the Registrant, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement with respect to shares of each of them.

           (b) Registrant has undertaken to comply with section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

           (c) Registrant has undertaken to submit the Investment Management Agreement and the Sub-Portfolio Investment Management Agreement to a Shareholder vote at Registrant's initial meeting of shareholders.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of February, 1998.

                                                  THE WHITE ELK FUNDS




                                                  By: /S/ WILLIAM D. WITTER
                                                      --------------------------
                                                          William D. Witter
                                                          President

ATTEST: /S/ MELANIE MARSHAK
        ----------------------------
          Melanie Marshak
          Secretary

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURE                  TITLE                          DATE
           ---------                  -----                          ----

/S/ WILLIAM D. WITTER            President and Chairman        February 11, 1998
---------------------------      of the Board
William D. Witter


/S/ PETER SLUSSER                Trustee                       February 11, 1998
---------------------------
Peter Slusser


/S/ RICHARD R. HAYES             Trustee                       February 11, 1998
---------------------------
Richard R. Hayes


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 25049

                         ------------------------------

                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940

                          -----------------------------

                               THE WHITE ELK FUNDS
                           c/o William D. Witter, Inc.
                               One Citicorp Center
                              153 East 53rd Street
                            New York, New York 10022


                                INDEX TO EXHIBITS
                                -----------------

    EXHIBIT NO.                  DOCUMENT                            PAGE NO.
    -----------                  --------                            --------
                 |                                               |
         1       | Agreement and Declaration of Trust            |
--------------------------------------------------------------------------------
                 |                                               |
         2       | By-Laws                                       |
--------------------------------------------------------------------------------
                 |                                               |
         5       | Investment Management Agreement               |
--------------------------------------------------------------------------------
                 |                                               |
         6       | Sub-Portfolio Investment Management Agreement |
--------------------------------------------------------------------------------
                 |                                               |
         8       | Form of Custodian Agreement                   |
--------------------------------------------------------------------------------
                 |                                               |
         9       | Form of Administration Agreement              |
--------------------------------------------------------------------------------
                 |                                               |
        10       | Form of Participation Agreement               |
--------------------------------------------------------------------------------
                 |                                               |
        11       | Form of Transfer Agency Agreement             |
--------------------------------------------------------------------------------
